Discontinued Operations - Additional Information (Detail) $ in Millions, $ in Millions	3 Months Ended			12 Months Ended
	Oct. 31, 2025 USD ($)	Jul. 31, 2025 CAD ($)	Apr. 30, 2025	Jan. 31, 2026 CAD ($)	Jan. 31, 2025 CAD ($)
Statement [line items]
Additional impairment charges on property, plant and equipment				$ 94.4	$ 64.2
Impairment charges on unutilized property, plant and equipment				94.4	64.2
Impairment charges on intangible assets				135.9
Impairment on assets classified as held for sale				8.4	183.9
Discontinued operations [member]
Statement [line items]
Percentage of equity interest subject to sale			100.00%
Total consideration subject to adjustment	$ 23.7	$ 17.9
Alumacraft And Manitou [Member] | Discontinued operations [member]
Statement [line items]
Additional impairment charges on property, plant and equipment				10.2	0.5
Revised impairment charges on inventories				3.9
Impairment charges on unutilized property, plant and equipment				$ 10.2	0.5
Impairment charges on intangible assets					$ 1.6